UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:4/30/07

Item 1.  Schedule of Investments.

Autopilot Managed Growth Fund
Schedule of Investments
April 30, 2007 (Unaudited)
	Shares	Market Value
COMMON STOCKS - 68.68%
Advertising - 1.18%
Greenfield Online, Inc. *	7,200	$ 117,792

Aerospace/Defense - 1.38%
CAE, Inc.	4,400	50,952
Lockheed Martin Corp.	900	86,526
		137,478
Agriculture - 0.46%
Loews Corp. - Carolina Group	600	45,918

Airlines - 0.55%
Copa Holdings SA	900	54,792

Apparel - 1.52%
Coach, Inc. *	1,000	48,830
Guess ?, Inc.	1,200	47,280
Polo Ralph Lauren Corp.	600	55,266
		151,376
Auto Parts & Equipment - 0.41%
Johnson Controls, Inc.	400	40,932

Banks - 1.11%
Allied Irish Banks PLC - ADR	1,200	72,828
BBVA Banco Frances SA - ADR	3,200	37,376
		110,204
Building Materials - 1.42%
Lafarge SA	1,100	44,704
Martin Marietta Materials, Inc.	300	43,746
Texas Industries, Inc.	700	53,319
		141,769
Chemicals - 2.17%
Albemarle Corp.	1,000	42,450
Hercules, Inc. *	2,200	41,448
The Sherwin-Williams Co.	1,400	89,278
W.R. Grace & Co. *	1,600	42,560
		215,736
Commercial Services - 1.38%
Corrections Corp. of America *	800	45,440
Gartner, Inc. *	2,100	52,983
Hewitt Associates, Inc. *	1,300	38,675
		137,098

Autopilot Managed Growth Fund
Schedule of Investments
April 30, 2007 (Unaudited) (Continued)
	Shares	Market Value
Computers - 3.16%
Ansoft Corp. *	3,100	$ 100,099
Brocade Communications Systems, Inc. *	4,900	47,873
Factset Research Systems, Inc.	800	49,208
Research In Motion Ltd. *	500	65,790
Talx Corp.	1,500	51,735
		314,705
Distribution/Wholesale - 0.71%
Houston Wire & Cable Co.*	2,400	70,752

Diversified Financial Services - 2.87%
Cbot Holdings, Inc. *	300	56,601
Eaton Vance Corp.	3,600	137,592
Franklin Resources, Inc.	700	91,917
		286,110
Electric - 6.42%
American Electric Power Co., Inc.	2,100	105,462
Constellation Energy Group, Inc.	1,200	106,944
Entergy Corp.	1,000	113,140
FPL Group, Inc.	800	51,496
Northeast Utilities	3,300	106,161
Reliant Energy, Inc. *	2,500	55,675
Unisource Energy Corp.	1,300	49,933
Xcel Energy, Inc.	2,100	50,589
		639,400
Food - 0.44%
Kroger Co.	1,500	44,265

Forest Products & Paper - 0.48%
Temple-Inland, Inc.	800	47,392

Gas - 0.51%
Sempra Energy	800	50,784

Healthcare- Products - 2.41%
Cytyc Corp. *	1,400	49,322
Immucor, Inc. *	1,500	48,945
Kinetic Concepts, Inc. *	900	45,000
Stryker Corp.	800	51,952
Zimmer Holdings, Inc. *	500	45,240
		240,459
Healthcare- Services - 0.98%
Apria Healthcare Group, Inc. *	1,300	41,262
WellCare Health Plans, Inc. *	700	56,413
		97,675
Household Products/Wares - 0.93%
Ennis, Inc.	1,700	41,565
Jarden Corp. *	1,200	50,568
		92,133

Autopilot Managed Growth Fund
Schedule of Investments
April 30, 2007 (Unaudited) (Continued)
	Shares	Market Value
Insurance - 2.99%
Alleghany Corp. *	102	$ 36,495
Cigna Corp.	300	46,677
CNA Financial Corp.	2,300	107,341
Procentury Corp.	2,200	49,808
Prudential Financial, Inc.	600	57,000
		297,321
Internet - 2.53%
aQuantive, Inc. *	2,300	70,403
eBay, Inc. *	1,300	44,122
HLTH Corp. *	3,100	50,034
Priceline.com, Inc. *	700	38,948
Valueclick, Inc. *	1,700	48,620
		252,127
Iron/Steel - 1.29%
AK Steel Holding Corp. *	2,600	79,352
Ryerson, Inc.	1,200	49,368
		128,720
Leisure Time - 0.37%
Ambassadors International, Inc.	899	36,787

Lodging - 0.54%
MGM Mirage *	800	53,800

Media - 2.69%
Grupo Televisa SA	1,600	44,880
Journal Communications, Inc.	5,200	70,148
Rogers Communications, Inc.	2,800	106,848
Sinclair Broadcast Group, Inc.	2,800	45,724
		267,600
Metal Fabricate/Hardware - 0.42%
Precision Castparts Corp.	400	41,644

Mining - 2.28%
Alcan, Inc.	800	47,096
Fronteer Development Group, Inc. *	4,400	57,332
Silver Standard Resources, Inc. *	1,400	51,002
Southern Copper Corp.	900	72,270
		227,700
Miscellaneous Manufacturers - 1.29%
AZZ, Inc. *	1,300	74,230
Honeywell International, Inc.	1,000	54,180
		128,410
Office/Business Equip - 0.71%
Xerox Corp. *	3,800	70,300

Oil & Gas - 1.35%
Sunoco Logistics Partners LP	700	42,028
Texas Pacific Land Trust	200	48,800
XTO Energy, Inc.	800	43,416
		134,244

Autopilot Managed Growth Fund
Schedule of Investments
April 30, 2007 (Unaudited) (Continued)
	Shares	Market Value
Oil & Gas Services - 4.16%
Cameron International Corp. *	1,100	$ 71,027
Core Laboratories NV *	800	72,736
Dawson Geophysical Co. *	1,400	71,960
Dresser-Rand Group, Inc. *	1,600	51,056
Dril-Quip, Inc. *	1,100	55,550
Schlumberger Ltd.	600	44,298
Weatherford International Ltd. *	900	47,241
		413,868
Packaging&Containers - 1.12%
Greif, Inc.	2,000	111,200

Pharmaceuticals - 0.41%
Gilead Sciences, Inc. *	500	40,860

Pipelines - 2.05%
Copano Energy LLC	1,400	54,684
Energy Transfer Equity LP	2,800	106,148
Oneok, Inc.	900	43,569
		204,401
Real Estate - 1.65%
CB Richard Ellis Group, Inc. *	2,100	71,085
Forest City Enterprises, Inc.	1,400	93,534
		164,619
REITS - 0.94%
Boston Properties, Inc.	800	94,048

Retail - 1.54%
Ark Restaurants Corp.	300	10,500
Inergy LP	1,600	55,360
JC Penney Co., Inc.	500	39,545
McDonald's Corp.	1,000	48,280
		153,685
Semiconductors - 1.09%
Siliconware Precision Industries Co.	5,000	48,500
Varian Semiconductor Equipment Associates, Inc. *	900	59,724
		108,224
Software - 2.36%
Compuware Corp. *	4,800	47,376
Dun & Bradstreet Corp.	600	54,180
Open Text Corp. *	2,100	48,342
SEI Investments Co.	1,400	85,442
		235,340
Telecommunications - 3.20%
AT&T, Inc.	1,300	50,336
Mobile Telesystems OJSC	900	49,590
Netgear, Inc. *	1,700	57,137
Telephone & Data Systems, Inc.	800	45,560
Vimpel-Communications	1,200	116,112
		318,735
Toys/Games/Hobbies - 0.43%
Mattel, Inc.	1,500	42,450

Autopilot Managed Growth Fund
Schedule of Investments
April 30, 2007 (Unaudited) (Continued)
	Shares	Market Value
Transportation - 2.78%
Alexander & Baldwin, Inc.	800	$ 42,760
Burlington Northern Santa Fe Corp.	500	43,770
Genco Shipping & Trading Ltd.	1,300	46,488
International Shipholding Corp. *	3,534	81,989
Quintana Maritime Ltd.	3,800	61,294
		276,301

TOTAL COMMON STOCKS (Cost $6,081,672)		6,839,154

SHORT TERM INVESTMENTS - 37.05%
Goldman Sachs Prime Obligation Fund, 4.95%	3,689,473	$ 3,689,473
(Cost $3,689,473)

TOTAL INVESTMENTS (Cost $9,771,145)- 105.73% (a)		$ 10,528,627
Cash and other assets less liabilities -(5.73)%		(570,261)
NET ASSETS- 100.00%		$ 9,958,366

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
securities as follows:
Unrealized appreciation $ 805,089
Unrealized depreciation (47,607)
Net unrealized appreciation $ 757,483

* Non-Income producing security.
ADR-American Depository Receipt.

Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.  Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees.  Short-term investments are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By   */s/ Andrew Rogers

       Andrew Rogers, President

Date

6/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    */s/ Andrew Rogers

        Andrew Rogers, President

Date

6/28/07

By   */s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/28/07